Consolidated Statement of Changes in Shareholders' Equity / (Deficiency) - USD ($)		Total	Common Stock		Additional Paid-In Capital [1]	Accumulated Deficit
Beginning Balance at Dec. 31, 2013		$ (1,769,821)	$ 1,963	[1]	$ 130,567,593	$ (132,339,377)
Beginning Balance, Shares at Dec. 31, 2013	[1]		1,962,644
Issuance of common stock pursuant to Lincoln Park Equity line		470,475	$ 23	[1]	470,452
Issuance of common stock pursuant to Lincoln Park Equity line, Shares	[1]		23,075
Issuance of common stock to vendors		256,040	$ 12	[1]	256,028
Common stock issued for vendor services	[1]		12,100
Issuance of shares from exercise of stock options		28,078	$ 4	[1]	28,074
Issuance of shares from exercise of stock options, Shares	[1]		3,667
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering		1,055,490		[1]	1,055,490
Fair value of common stock warrants issued to vendors		4,775		[1]	4,775
Issuance of common stock to collaboration partner		100,002	$ 4	[1]	99,998
Issuance of common stock to collaboration partner, Shares	[1]		4,307
Shares issued in connection with acquisition of in-process research and development		3,750,000	$ 185	[1]	3,749,815
Shares issued in connection with acquisition of in-process research and development, Shares	[1]		184,911
Issuance of common stock from cashless exercise of warrants			$ 14	[1]	(14)
Issuance of common stock from cashless exercise of warrants, Shares	[1]		14,300
Share-based compensation expense		720,150		[1]	720,150
Common stock issued in unit offering, net of offering costs of $344,808		1,937,894	$ 189	[1]	1,937,705
Common stock issued in unit offering, net of offering costs of $344,808, Shares	[1]		188,653
Net loss		(6,706,972)		[1]		(6,706,972)
Ending Balance at Dec. 31, 2014		(153,889)	$ 2,394	[1]	138,890,066	(139,046,349)
Ending Balance, Shares at Dec. 31, 2014	[1]		2,393,657
Issuance of common stock pursuant to Lincoln Park Equity line		1,339,177	$ 84	[1]	1,339,093
Issuance of common stock pursuant to Lincoln Park Equity line, Shares	[1]		84,135
Issuance of common stock pursuant to Equity Line Purchase Agreement		2,500,000	$ 455	[1]	2,499,545
Issuance of common stock pursuant to Equity Line Purchase Agreement, Shares	[1]		454,577
Costs associated with Lincoln Park Equity Line		(453,162)		[1]	(453,162)
Issuance of common stock to vendors		232,212	$ 16	[1]	232,196
Common stock issued for vendor services	[1]		16,628
Issuance of shares from exercise of stock options		19,250	$ 3	[1]	19,247
Issuance of shares from exercise of stock options, Shares	[1]		3,312
Issuance of shares for exercise of warrants		1,117,521	$ 175	[1]	1,117,346
Issuance of shares for exercise of warrants, Shares	[1]		174,643
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering		2,557,331		[1]	2,557,331
Share-based compensation expense		654,481		[1]	654,481
Net loss		(7,831,230)		[1]		(7,831,230)
Ending Balance at Dec. 31, 2015		(18,309)	$ 3,127	[1]	146,856,143	(146,877,579)
Ending Balance, Shares at Dec. 31, 2015	[1]		3,126,952
Issuance of common stock pursuant to Lincoln Park Equity line		1,639,110	$ 267	[1]	1,638,843
Issuance of common stock pursuant to Lincoln Park Equity line, Shares	[1]		266,830
Costs associated with Lincoln Park Equity Line		(41,381)		[1]	(41,381)
Issuance of common stock to SciClone		3,000,000	$ 353	[1]	2,999,647
Issuance of common stock to SciClone, Shares	[1]		352,942
Issuance of common stock to vendors		52,500	$ 8	[1]	52,492
Common stock issued for vendor services	[1]		7,500
Share-based compensation expense		453,935		[1]	453,935
Net loss		(2,915,424)		[1]		(2,915,424)
Ending Balance at Sep. 30, 2016		$ 2,170,431	$ 3,755	[1]	$ 151,959,679	$ (149,793,003)
Ending Balance, Shares at Sep. 30, 2016	[1]		3,754,224

[1]	Adjusted to reflect the reverse stock split of one-for-ten effective October 7, 2016.